Restructuring - Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Expense provision	$ 1	$ 3	$ 17	$ 54	$ 28
Changes in estimates	0	0	4	6	5
Employee Severance
Restructuring Reserve [Roll Forward]
Remaining accrual at the beginning of the period	12	21	21	13
Expense provision	0		16	54
Cash payments and other	(3)		(21)	(40)
Changes in estimates	0		(4)	(6)
Remaining accrual at the end of the period	9		12	21	13
Facility Closure and Other
Restructuring Reserve [Roll Forward]
Remaining accrual at the beginning of the period	1	$ 0	0	0
Expense provision	1		1	0
Cash payments and other	(1)		0	0
Changes in estimates	0		0	0
Remaining accrual at the end of the period	$ 1		$ 1	$ 0	$ 0